Form N-1A Cover	Nov. 25, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS Investment Trust Deutsche DWS Investment Trust
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 25, 2025
Prospectus Date	Dec. 01, 2025